Commitments and Contingencies - Additional Informations (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 25, 2026 USD ($) item	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Line items]
Operating lease agreement term					26 months
Operating leases. Security deposit		$ 21,000	$ 21,000		$ 21,000
Total lease expense		$ 17,208	$ 34,416	$ 29,000
Operating leases, remaining lease term		1 year 6 months	1 year 6 months	2 years
Operating leases, discount rate		4.50%	4.50%	4.50%
Ukraine UAV Deployment Program
Commitments and Contingencies Disclosure [Line items]
Number of unmanned aerial vehicles to be procured | item	82
Procurement and deployment service fee	$ 2,500,000
Number of vehicles for software platform integration | item	82
Minimum number of additional vehicles for operating system integration | item	100
Integration and marketing service agreement fee	$ 2,400,000
Aggregate contractual commitment under agreements	4,900,000
Advance payment under procurement agreement	2,200,000
Remaining balance payable under procurement agreement	300,000
Amount payable under integration agreement	$ 2,400,000